[Heller Ehrman Letterhead]

September 23, 2004

Confidential For Use of the Commission Only

Via EDGAR and Federal Express

Michele M. Anderson

Office of Mergers and Acquisitions

Division of Corporate Finance Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Remec, Inc.
Schedule TO-I filed September 3, 2004
File No. 5-46813

Dear Ms. Anderson:

On behalf of REMEC, Inc. (“REMEC”), this letter responds to the comments of the staff of the Securities and Exchange Commission (the “Staff”) set forth in the letter dated September 14, 2004 in connection with the filing of the above-referenced Schedule TO-I filed September 3, 2004 (the “Schedule TO”).

For your convenience, we are sending a copy of this letter and a copy of the Addendum to Offer to Exchange Certain Outstanding Options for Restricted Stock Units (the “Addendum”) to you in the traditional, non-Edgar format. The Addendum includes revisions to the original Offer to Exchange Certain Outstanding Options for Restricted Stock (the “Original Offer”) and will be distributed to REMEC option holders along with the Original Offer and related documents.

Each response below is preceded by the comment in the Staff’s letter to which it relates. The page references correspond to the page numbers in the hard copy of the Addendum submitted to the Staff.

General

1.	As currently drafted, your offer is scheduled to expire in 20 calendar days rather than 20 business days. Please revise your offer so that it complies with Rule 14e-1(a), which requires that the offer remain open for at least 20 business days.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

2.	Revise the disclosure throughout the offering document to clarify that the company will grant the restricted stock units “promptly,” not “as soon as administratively feasible,” after the expiration date. Refer to Rules 13e-4(f)(5) and 14e-1(c).

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

Number of Restricted Stock Units; Expiration Date, page 11

3.	Rule 13e-4(a)(3) defines “business day” as consisting of the time period from 12:01 a.m. through midnight Eastern time, and not Pacific time. Please revise accordingly.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

Purpose of the Offer, page 11

4.	Provide the disclosure regarding your plans as required by Item 1006(c)(1-10) of Regulation M-A. If an item is inapplicable or the answer is in the negative, revise the Schedule TO to so state. See General Instruction E to Schedule TO.

REMEC has complied with the Staff’s request. Please see Item 7 of the Schedule TO.

Procedures for Tendering Options, page 12

5.	We note your statement that you “reserve the right to waive any of the conditions of the Offer …for any particular option holder.” In the event you waive a condition, you must waive it for all option holders in accordance with Rule 13e-4(f)(8)(i). Please revise accordingly.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

6.	Rule 13e-4(f)(2)(ii) requires that security holders have a right to withdraw tendered shares after the expiration of forty business days from the commencement of the tender offer if not yet accepted for exchange. Your disclosure references a date other than the fortieth business day. Is your intention to provide these “back-end” withdrawal rights earlier than forty business days after commencement? If not, please revise accordingly.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

Conditions of the Offer, page 15

7.	The first paragraph of this section contains language suggesting that once a condition is triggered, the company may decide in its reasonable judgment whether it is advisable to proceed with the offer. Please note that when a condition is triggered and an offeror decides to proceed with the offer anyway, we believe that this constitutes a waiver of the triggered condition(s). The company may not rely on this language to tacitly waive a condition of the offer by failing to expressly assert it. Please confirm your understanding on a supplemental basis. In addition, revise the disclosure contained in the last bullet on page 16 to clarify that the completion of the offer despite the occurrence of one of the listed events constitutes a waiver of the condition, and that at least five business days must remain in the offer after the waiver.

REMEC supplementally confirms that in the event that a condition is triggered and REMEC decides to proceed with the offer anyway, REMEC will expressly assert that it is waiving a condition.

REMEC has complied with the Staff’s request regarding the last bullet. Please see page 1 of the Addendum.

8.	We believe that a tender offer may be conditioned on a variety of events and circumstances, provided that they are not within the direct or indirect control of the offeror, and are drafted with sufficient specificity to allow for objective verification that the conditions have been satisfied. In this regard, revise the first paragraph to exclude actions or omissions to act by the company as a reason for the assertion of a condition.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

9.	Several conditions refer to an impairment of the benefits the company expects to receive from this offer. Since option holders should have a reasonable idea whether or not an offer condition is triggered, or at least should understand how this determination will be made, please revise to specify or generally describe those benefits.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

Material Tax Consequences, page 21

10.	Please delete the statements that the tax discussion is “a general summary” or “general in nature.” We believe this language might suggest that security holders may not rely on the description of material tax consequences included in the offering document.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

Extension of Offer; Termination; Amendment, page 22

11.	You indicate in the second paragraph that you may terminate the offer “regardless of whether any event” listed in the Conditions section has occurred. Please advise or revise this disclosure so option holders can objectively verify the bases upon which you may terminate the offer. By reserving the absolute right to reject all tendered options without setting out any objective criteria by which you will make this decision, the offer may appear to be an illusory offer.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

12.	In regard to an extension of the exchange offer, Rule 14e-1(d) requires the public announcement to be issued no later than 9:00 a.m. Eastern time. Please revise accordingly.

REMEC has complied with the Staff’s request. Please see page 1 of the Addendum.

13.	Refer to your discussion relating to material changes and your obligation to extend the exchange offer. Revise to state that you are generally required to extend the offering period for any material change, including the waiver of a material condition, so at least five business days remain in the offer after the change. For guidance, refer to footnote 70 of Exchange Act Release No. 34-23421 (July 11, 1986).

REMEC has complied with the Staff’s request. Please see pages 1 and 2 of the Addendum.

Additional Information, page 23

14.	Despite your attempt to incorporate by reference any additional documents filed with the Commission from the date of this offer until it expires, Schedule TO does not permit such “forward” incorporation by reference. If the information provided to option holders in the Offer to Exchange materially changes, you are under an obligation to amend the Schedule TO to update it and to disseminate the new information to option holders in a manner reasonably calculated to inform them about the change. Please revise the disclosure accordingly. In addition, revise to incorporate the company’s Form 10-Q filed on September 9, 2004.

REMEC has complied with the Staff’s request. Please see page 2 of the Addendum. In addition, REMEC will include a copy of its Form 10-Q filed on September 9, 2004 in its distribution of offering documents to option holders.

Financial Information, page 24

15.

We note that you incorporate by reference the financial information required by Item 1010(a) of Regulation M-A. However, Item 1010(c) of Regulation M-A requires that at least a summary of that information be disseminated to option holders. See Instruction 6 to Item 10 of Schedule TO and Regulation M-A telephone interpretation H.7 available at www.sec.gov in the July 2001 Supplement to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations.

Please revise to include at least the summary financial information required by Item 1010(c) and advise the staff as to how the company intends to disseminate the information.

REMEC is including a copy of its Annual Report on Form 10-K for its fiscal year ended January 31, 2004, Quarterly Report on Form 10-Q for its fiscal quarter ended April 30, 2004 and Quarterly Report on Form 10-Q for its fiscal quarter ended July 31, 2004 in its distribution of offering documents to option holders.

Miscellaneous, page 24

16.	We remind you that the safe harbor protections for forward-looking statements contained in the federal securities laws do not apply to statements made in connection with a tender offer. See Section 27A(b)(2)(C) of the Securities Act of 1933 and Regulation M-A telephone interpretation M.2 available at www.sec.gov in the July 2001 Supplement to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations. As a result, please revise to remove your reference to Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934 and the safe harbor provisions.

REMEC has complied with the Staff’s request. Please see page 2 of the Addendum.

17.	You indicate that you undertake no obligation to update or revise the forward-looking statements contained in or incorporated by reference in your offer document. This statement seems inconsistent with your obligations to revise the offer materials to reflect any material changes in the information disseminated to option holders. See Rule 13e-4(e)(3). Please revise or delete.

REMEC has complied with the Staff’s request. Please see page 2 of the Addendum.

Election Form—Exhibit (a)(1)(iii)

18.	We reference the language appearing in the Election Form and the Notice to Withdraw requiring option holders to acknowledge that they have “read” the offer document and the instructions attached to the form. It is not appropriate to require option holders to attest to the fact that they “read” the terms of the offer as such language effectively operates as a waiver of liability. Please provide a statement in your next amendment that expressly rescinds this language. Similarly retract the acknowledgement on page 3 relating to a release of the company from any claims arising from the termination of the eligible options as it may function to inappropriately disclaim liability under the federal securities laws.

REMEC has complied with the Staff’s request. Please see the revised Election Form and Notice to Withdraw.

Closing Information

We have enclosed a statement by REMEC acknowledging that (i) REMEC is responsible for the adequacy and accuracy of the disclosure in the filings, (ii) the Staff’s comments or changes to disclosure in response to the Staff’s comments in the filings reviewed by the Staff do not foreclose the Staff from taking any action with respect to the filing and (iii) REMEC may not assert Staff comments as a defense in any proceeding initiated by the Staff or any person under the federal securities laws of the United States.

* * *

Please contact the undersigned at (650) 324-7023 or Karen Berk at (650) 324-7152, if you have any questions regarding the Addendum or the responses to the Staff’s comment letter.

Sincerely,
/s./ P. GARTH GARTRELL
P. Garth Gartrell

REMEC, INC.

STATEMENT TO

SECURITIES AND EXCHANGE COMMISSION

REMEC, Inc., a California corporation (the “Company”), in connection with the Schedule TO-I filed on September 3, 2004 as amended on September 23, 2004 (as amended and including all exhibits, the “Schedule TO”), does hereby state to the Securities and Exchange Commission (the “Commission”) as follows:

1. The Company is responsible for the adequacy and accuracy of the disclosure in the Schedule TO.

2. The Commission’s comments to, or changes to disclosure in the Schedule TO in response to the Commission’s comments in, the Schedule TO reviewed by the Commission do not foreclose the Commission from taking any action with respect to the Schedule TO.

3. The Company may not assert the Commission’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Dated: September 23, 2004

REMEC, Inc.

By:	/s/ Donald J. Wilkins
Name:	Donald J. Wilkins
Title:	Sr. V.P., General Counsel & Secretary